Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards

Because the Company has not granted option awards in our executive compensation program since 2019, neither the Compensation Committee nor the Board deemed it necessary or appropriate to implement policies or practices regarding the timing of option awards in relation to the disclosure of material nonpublic information. During 2025, we did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards. Generally, equity awards are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed based on equity grant dates.

Award Timing Method	Because the Company has not granted option awards in our executive compensation program since 2019, neither the Compensation Committee nor the Board deemed it necessary or appropriate to implement policies or practices regarding the timing of option awards in relation to the disclosure of material nonpublic information. During 2025, we did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards. Generally, equity awards are not granted in anticipation of the release of material non-public information, and the release of material non-public information is not timed based on equity grant dates.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false